Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of maturity of lease liabilities under our non-cancelable operating leases
2023	126
2024	93
Total future minimum lease payments	219
Less imputed interest:	(5)
Present value of operating lease liabilities	214